Inventories (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Classes of current inventories [abstract]
Raw materials	$ 209,162	$ 3,761,813
Finished goods	160,558,326	266,751,906
Stores, spares and others	511,375	2,550,120
Total	$ 161,278,863	$ 273,063,839